Segment Information and Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Assets of disposal group	$ 124,600	$ 1,227,900	$ 124,600	$ 1,227,900	$ 793,000	$ 659,300
Depreciation and amortization, discontinued operations	$ 0	$ 300	$ 500	$ 900
Benchtop Laboratory Equipment | Three Customers
Net sales	26.00%	16.00%	23.00%	17.00%
Total revenues	25.00%	12.00%	21.00%	13.00%
Benchtop Laboratory Equipment | Vortex-Genie 2 Mixer
Net sales	55.00%	49.00%	51.00%	45.00%
Total revenues	52.00%	37.00%	47.00%	36.00%
Benchtop Laboratory Equipment | Torbal Scales Division
Net sales	20.00%	24.00%	23.00%	27.00%
Total revenues	19.00%	18.00%	21.00%	21.00%